Trade Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade Payables [Abstract]
Schedule of Trade Payables
	June 30, 2026	December 31, 2025
Service providers and consumables	465,981	534,307
Related parties	30	30
Operational suppliers	360,327	304,618
Credit card transactions	5,710,040	4,655,769
Other suppliers	-	2,389
Total	6,536,378	5,497,113

Schedule of Credit Card Transactions
	June 30, 2026	December 31, 2025
Up to 30 days	2,554,496	1,493,794
From 31 to 60 days	935,674	953,940
From 61 to 90 days	642,549	651,186
From 91 to 180 days	1,056,967	1,057,386
From 181 to 365 days	496,419	485,028
Over 365 days	23,935	14,435
Total	5,710,040	4,655,769

12.1.1 Breakdown by maturity – Credit card transactions